Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
Research and development expenses	¥ (140,041)	$ (21,462)	¥ (168,982)	¥ (189,680)
Sales and marketing expenses	(19,980)	(3,062)	(21,917)	(38,731)
General and administrative expenses	(131,624)	(20,172)	(347,633)	(146,684)
Interest income	3,153	483	3,853	4,234
Other gains	30,958	4,745	25,093	3,838
Net income/(loss)	(215,094)	(32,962)	(1,034,510)	122,432
Total comprehensive loss	(239,332)	(36,677)	(1,024,822)	57,202
Parent Company
Operating expenses:
Research and development expenses	(652)	(100)	(22,465)	(7,208)
Sales and marketing expenses	(41)	(6)	(358)	(797)
General and administrative expenses	(2,277)	(349)	(247,426)	(5,850)
Loss from operations	(2,970)	(455)	(270,249)	(13,855)
Interest income			5
Other gains	2,425	372
Share of loss from subsidiaries	(214,549)	(32,882)	(764,266)	(526,370)
Net income/(loss)	(215,094)	(32,965)	(1,034,510)	(540,225)
Foreign currency translation adjustment, net of nil tax	(24,238)	(3,694)	9,688	(65,230)
Total comprehensive loss	¥ (239,332)	$ (36,659)	¥ (1,024,822)	¥ (605,455)